Note 8 - Basic and Diluted Net Income (Loss) Per Share	12 Months Ended
Dec. 31, 2020
Notes to Financial Statements
Earnings Per Share [Text Block]
Note
8.
Basic
and Diluted N
et
Income (
L
oss
)
per S
hare

Basic net income (loss) per share attributable to Avalon Holdings Corporation common shareholders for the years ended
December 31, 2020
and
2019
is computed by dividing the net income (loss) by the weighted average number of common shares outstanding which was
3,875,693
for
2020
and
3,875,431
for
2019.

Diluted net income (loss) per share attributable to Avalon Holdings Corporation common shareholders is computed by dividing net income (loss) by the weighted average number of common shares outstanding plus any weighted common equivalent shares determined to be outstanding during the period using the treasury method. The weighted common equivalent shares included in the calculation are related to stock options granted by Avalon where the weighted average market price of Avalon's common stock for the period presented is greater than the option exercise price of the stock option.

For the year ended
December 31, 2020,
the diluted weighted average number of shares outstanding was
3,877,853.
For the year ended
December 31, 2019,
the diluted per share amount reported is equal to the basic per share amount because Avalon was in a net loss position and as a result, such dilution would be considered anti-dilutive. Assuming dilution, the weighted average number of common shares outstanding for the year ended
December 31, 2019
was
3,903,430.

The income (loss) per share calculations for the years ended
December 31, 2020
and
2019
are as follows (in thousands, except per share amounts):

	2020	2019
Net income (loss) attributable to Avalon Holdings Corporation common shareholders	$14	$(455)

Shares used in computing basic income (loss) per share	3,876	3,875
Potentially dilutive shares from stock options	2	-
Shares used in computing diluted income (loss) per share	3,878	3,875

Income (loss) per share attributable to Avalon Holdings Corporation common shareholders
Basic net income (loss) per share	$0.00	$(0.12)
Diluted net income (loss) per share	$0.00	$(0.12)